CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 323	$ 415
Short-term deposits and money market funds	142	208
Short-term deposits with original maturity of less than three months	131	202
Money market funds, classified as cash equivalents	$ 11	$ 6